Financial assets at amortized cost and other positions in scope of expected credit loss measurement (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Financial Assets [Line Item]
ECL exposure and ECL allowance and provision

USD m 31.12.24
Carrying amount
1
ECL allowances
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 3 PCI
Cash and balances at central banks 223,329 223,201 13 0 114 (47) 0 (21) 0 (25)
Amounts due from banks 18,903 18,704 198 0 0 (36) (1) (5) 0 (30)
Receivables from securities financing transactions measured at amortized cost 118,301 118,301 0 0 0 (2) (2) 0 0 0
Cash collateral receivables on derivative instruments 43,959 43,959 0 0 0 0 0 0 0 0
Loans and advances to customers 579,967 553,532 22,049 3,565 820 (1,978) (276) (323) (1,134) (244)
of which: Private clients with mortgages 249,756 239,540 8,987 1,146 84 (160) (46) (70) (30) (14)
of which: Real estate financing 82,602 78,410 3,976 195 20 (58) (24) (27) (7) 0 of which: Large corporate clients 25,286 20,816 3,462 707 301 (573) (72) (123) (277) (100)
of which: SME clients 20,768 17,403 2,265 952 148 (742) (55) (47) (613) (26)
of which: Lombard 147,504 147,136 260 48 61 (42) (6) 0 (18) (18)
of which: Credit cards 1,978 1,533 406 39 0 (41) (6) (11) (25) 0 of which: Commodity trade finance 4,203 4,089 106 8 0 (81) (9) 0 (71) 0 of which: Ship / aircraft financing 7,848 6,974 874 0 0 (31) (14) (16) 0 0 of which: Consumer financing 2,820 2,480 114 159 67 (93) (15) (19) (62) 4
Other financial assets measured at amortized cost 58,835 58,209 436 178 12 (125) (25) (7) (84) (8)
of which: Loans to financial advisors 2,723 2,568 59 95 0 (41) (4) (1) (37) 0
Total financial assets measured at amortized cost 1,043,293 1,015,906 22,697 3,743 946 (2,187) (304) (357) (1,218) (307)
Financial assets measured at fair value through other comprehensive income 2,195 2,195 0 0 0 0 0 0 0 0
Total on-balance sheet financial assets in scope of ECL requirements 1,045,488 1,018,102 22,697 3,743 946 (2,187) (304) (357) (1,218) (307)
Total exposure ECL provisions
Off-balance sheet (in scope of ECL) Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 3 PCI
Guarantees 40,279 38,858 1,242 151 27 (64) (16) (24) (24) 0
of which: Large corporate clients 7,817 7,096 635 78 8 (17) (7) (9) (2) 0 of which: SME clients 2,524 2,074 393 41 15 (26) (5) (15) (7) 0 of which: Financial intermediaries and hedge funds

21,590 21,449 141 0 0 (1) (1) 0 0 0
of which: Lombard 3,709 3,652 24 29 4 (6) (1) 0 (5) 0
of which: Commodity trade finance 2,678 2,676 2 0 0 (1) (1) 0 0 0
Irrevocable loan commitments 79,579 75,158 4,178 187 56 (177) (105) (61) (10) (2)
of which: Large corporate clients 47,381 43,820 3,393 125 43 (155) (91) (54) (8) (2)
Forward starting reverse repurchase and securities borrowing agreements 24,896 24,896 0 0 0 0 0 0 0 0
Committed unconditionally revocable credit lines 145,665 143,262 2,149 250 5 (76) (59) (17) 0 0 of which: Real estate financing 7,674 7,329 345 0 0 (6) (4) (2) 0 0 of which: Large corporate clients 14,690 14,089 584 14 3 (22) (14) (7) (2) 0 of which: SME clients 9,812 9,289 333 190 0 (34) (28) (6) 0 0 of which: Lombard 73,267 73,181 84 0 1 0 0 0 0 0
of which: Credit cards 10,074 9,604 467 3 0 (8) (6) (2) 0 0
Irrevocable committed prolongation of existing loans 4,608 4,602 4 2 0 (3) (3) 0 0 0
Total off-balance sheet financial instruments and other credit lines 295,027 286,776 7,572 590 89 (320) (183) (102) (34) (2)
Total allowances and provisions (2,507) (487) (459) (1,253) (309)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective

ECL allowances.

USD m 31.12.23
Carrying amount
1,2
ECL allowances
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 3 PCI
Cash and balances at central banks 314,060 314,025 18 0 17 (48) 0 (26) 0 (22)
Amounts due from banks 21,146 21,091 17 0 38 (12) (6) (1) 0 (5)
Receivables from securities financing transactions measured at amortized cost 99,039 99,039 0 0 0 (2) (2) 0 0 0
Cash collateral receivables on derivative instruments 50,082 50,082 0 0 0 0 0 0 0 0
Loans and advances to customers 639,669 610,922 24,408 2,869 1,470 (1,698) (423) (289) (862) (123)
of which: Private clients with mortgages 268,616 256,614 10,695 929 378 (209) (62) (97) (39) (11)
of which: Real estate financing 97,817 92,084 5,367 270 97 (103) (41) (31) (21) (11)
of which: Large corporate clients 30,084 25,671 3,182 700 532 (575) (105) (70) (312) (89)
of which: SME clients 25,957 22,155 2,919 754 129 (402) (71) (42) (277) (13)
of which: Lombard 156,353 156,299 3 50 0 (41) (13) (11) (17) 0 of which: Credit cards 2,041 1,564 438 39 0 (42) (6) (11) (24) 0 of which: Commodity trade finance 5,727 5,662 25 22 18 (130) (18) (1) (111) 0 of which: Ship / aircraft financing 9,214 8,920 273 4 17 (51) (48) (3) 0 (1)
of which: Consumer financing 2,982 2,795 92 38 57 (59) (22) (17) (20) 0
Other financial assets measured at amortized cost 65,455 64,268 968 158 61 (151) (41) (10) (94) (5)
of which: Loans to financial advisors 2,615 2,422 79 114 0 (49) (4) (1) (44) 0
Total financial assets measured at amortized cost 1,189,451 1,159,428 25,410 3,027 1,586 (1,911) (473) (326) (956) (156)
Financial assets measured at fair value through other comprehensive income 2,233 2,233 0 0 0 0 0 0 0 0
Total on-balance sheet financial assets in scope of ECL requirements 1,191,684 1,161,661 25,410 3,027 1,586 (1,911) (473) (326) (956) (156)
Total exposure ECL provisions
Off-balance sheet (in scope of ECL) Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 3 PCI
Guarantees 46,191 44,487 1,495 151 58 (73) (28) (22) (23) 0
of which: Large corporate clients 9,267 8,138 1,023 89 17 (31) (11) (13) (7) 0 of which: SME clients 2,839 2,469 337 31 2 (14) (4) (5) (5) 0 of which: Financial intermediaries and hedge funds

22,922 22,876 46 0 0 (12) (8) (3) 0 0
of which: Lombard 5,045 5,045 0 0 0 (1) 0 0 (1) 0
of which: Commodity trade finance 2,037 2,027 9 0 0 (1) (1) 0 0 0
Irrevocable loan commitments 91,643 87,080 4,297 218 48 (178) (117) (51) (14) 4
of which: Large corporate clients 50,696 46,708 3,881 59 48 (149) (94) (41) (12) (2)
Forward starting reverse repurchase and securities borrowing agreements 18,444 18,444 0 0 0 0 0 0 0 0
Committed unconditionally revocable credit lines 163,256 160,456 2,654 146 0 (95) (78) (17) 0 0 of which: Real estate financing 15,846 15,033 813 0 0 (14) (11) (3) 0 0 of which: Large corporate clients 17,139 16,678 454 8 0 (23) (17) (6) 0 0 of which: SME clients 11,658 11,253 375 29 0 (38) (33) (5) 0 0 of which: Lombard 77,618 77,618 0 1 0 0 0 0 0 0
of which: Credit cards 10,458 9,932 522 4 0 (10) (8) (2) 0 0
Irrevocable committed prolongation of existing loans 4,608 4,593 11 4 0 (4) (4) 0 0 0
Total off-balance sheet financial instruments and other credit lines 324,141 315,060 8,456 519 106 (350) (226) (90) (37) 3
Total allowances and provisions (2,261) (700) (416) (993) (153)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective

ECL allowances.

2

Comparative-period information has been revised. Refer to Note
2 for more information.

Coverage ratios

31.12.24
Gross carrying amount (USD m) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 1&2 Stage 3 PCI
Private clients with mortgages 249,916 239,586 9,056 1,176 98 6 2 77 5 257 1,447
Real estate financing 82,660 78,434 4,003 202 20 7 3 67 6 353 2
Total real estate lending 332,576 318,020 13,059 1,378 118 7 2 74 5 271 1,203
Large corporate clients 25,859 20,888 3,585 983 402 222 35 344 80 2,814 2,500
SME clients 21,510 17,459 2,312 1,565 174 345 32 205 52 3,918 1,474
Total corporate lending 47,369 38,347 5,897 2,549 576 278 33 290 67 3,492 2,190
Lombard 147,547 147,141 260 66 79 3 0 8 0 2,719 2,317
Credit cards 2,019 1,539 416 64 0 205 39 256 85 3,857 0
Commodity trade finance 4,284 4,098 106 79 0 189 22 40 23 8,984 4,226
Ship / aircraft financing 7,879 6,988 891 0 0 39 20 184 39 0 0
Consumer financing 2,912 2,495 133 221 63 318 62 1,449 132 2,786 0
Other loans and advances to customers 37,359 35,179 1,610 342 228 42 8 57 10 917 3,909
Loans to financial advisors 2,764 2,571 60 132 0 149 14 159 17 2,785 0
Total other lending 204,764 200,012 3,477 905 370 24 4 164 7 2,691 2,804
Total
1
584,708 556,380 22,433 4,831 1,064 35 5 145 10 2,424 2,294
Gross exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 1&2 Stage 3 PCI
Private clients with mortgages 8,473 8,271 176 25 1 4 4 22 4 84 0
Real estate financing 8,694 8,300 394 0 0 7 6 33 7 0 0
Total real estate lending 17,167 16,571 570 25 1 6 5 30 6 84 0
Large corporate clients 69,892 65,009 4,612 217 54 28 17 150 26 588 290
SME clients 13,944 12,788 842 287 27 53 30 324 48 281 0
Total corporate lending 83,837 77,797 5,454 504 81 32 19 177 30 413 186
Lombard 80,390 80,235 120 30 4 1 0 1 0 1,764 0
Credit cards 10,074 9,604 467 3 0 8 6 36 8 0 0
Commodity trade finance 3,487 3,464 23 0 0 3 3 51 3 0 0
Ship / aircraft financing 2,669 2,663 6 0 0 13 13 49 13 0 0
Consumer financing 134 134 0 0 0 6 6 0 6 0 0
Financial intermediaries and hedge funds 19,609 19,145 464 0 0 1 1 8 1 0 0
Other off-balance sheet commitments 52,765 52,268 468 27 2 4 2 28 2 2,903 0
Total other lending 169,127 167,512 1,549 61 6 2 1 23 2 2,171 0
Total
2
270,131 261,880 7,572 590 89 12 7 135 11 580 171
Total on- and off-balance sheet
3
854,839 818,260 30,006 5,421 1,153 27 6 142 10 2,223 2,131
1 Includes Loans and advances

to customers and Loans

to financial advisors,

which are presented on

the balance sheet line Other

financial assets measured

at amortized cost.

2 Excludes Forward

starting reverse
repurchase and securities borrowing agreements.

3 Includes on-balance sheet exposure, gross and off-balance sheet exposure (notional) and the related

ECL coverage ratio (bps).

31.12.23
Gross carrying amount (USD m) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 1&2 Stage 3 PCI
Private clients with mortgages 268,825 256,675 10,792 968 389 8 2 90 6 399 283
Real estate financing 97,920 92,124 5,398 290 108 11 4 57 7 713 980
Total real estate lending 366,745 348,800 16,190 1,258 497 9 3 79 6 472 434
Large corporate clients 30,660 25,775 3,252 1,012 620 188 41 215 60 3,083 1,429
SME clients 26,359 22,226 2,961 1,031 142 153 32 141 45 2,689 893
Total corporate lending 57,019 48,001 6,213 2,042 762 172 37 180 53 2,884 1,329
Lombard 156,394 156,312 15 67 0 3 1 7,616 2 2,487 0
Credit cards 2,083 1,571 449 63 0 200 40 253 87 3,801 0
Commodity trade finance 5,858 5,681 26 133 18 223 32 365 34 8,333 6
Ship / aircraft financing 9,265 8,968 276 4 17 56 54 99 55 0 315
Consumer financing 3,041 2,817 110 58 57 195 79 1,559 135 3,422 7
Other loans and advances to customers 40,961 39,196 1,419 105 242 21 10 39 11 3,981 (3)
Loans to financial advisors 2,665 2,426 80 159 0 185 17 122 20 2,793 0
Total other lending 220,267 216,971 2,373 589 334 21 7 210 9 4,376 9
Total
1
644,031 613,772 24,777 3,889 1,593 27 7 117 11 2,329 773
Gross exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 1&2 Stage 3 PCI
Private clients with mortgages 9,782 9,505 261 15 0 6 5 27 6 40 0
Real estate financing 17,107 16,281 826 0 0 9 8 44 9 0 0
Total real estate lending 26,889 25,786 1,088 15 0 8 7 40 8 40 0
Large corporate clients 77,103 71,524 5,357 157 65 26 17 111 24 1,217 242
SME clients 16,762 15,868 812 80 2 40 29 196 37 640 0
Total corporate lending 93,865 87,392 6,170 236 67 29 19 122 26 1,022 221
Lombard 86,173 86,173 0 1 0 0 0 0 0 0 0
Credit cards 10,458 9,932 522 4 0 10 8 35 10 0 0
Commodity trade finance 4,640 4,628 13 0 0 6 5 151 6 0 0
Ship / aircraft financing 1,053 1,053 0 0 0 26 26 0 26 0 0
Consumer financing 153 153 0 0 0 0 0 0 0 0 0
Financial intermediaries and hedge funds 42,578 42,325 253 0 0 3 3 142 3 0 0
Other off-balance sheet commitments 39,887 39,174 411 263 39 7 4 111 5 453 0
Total other lending 184,944 183,438 1,199 268 39 3 2 85 3 486 0
Total
2
305,697 296,616 8,456 519 106 11 8 107 10 717 0
Total on- and off-balance sheet
3
949,729 910,388 33,233 4,408 1,699 22 7 114 11 2,140 706
1 Includes Loans

and advances

to customers and

Loans to financial

advisors, which

are presented on

the balance sheet

line Other

financial assets measured

at amortized cost.

2 Excludes Forward

starting reverse
repurchase and securities borrowing agreements.

3 Includes on-balance sheet exposure, gross and off-balance sheet exposure (notional) and the related

ECL coverage ratio (bps).